Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of the Activity in the LIFO Reserve
The following table presents the activity in our LIFO reserve for each of the years ended December 31, 2016 and 2015.

	2016	2015
Balance, beginning of year	$22.6	$73.0
LIFO expense (benefit)	10.5	(46.4)
Allocated to divested businesses	.7	(4.0)
Balance, end of year	$33.8	$22.6

Schedule Of Property, Plant And Equipment
The table below presents the depreciation periods of the estimated useful lives of our property, plant and equipment. Accelerated methods are used for tax purposes.

	Useful Life Range	Weighted Average Life
Machinery and equipment	3-20 years	10 years
Buildings	10-40 years	28 years
Other items	3-15 years	8 years

Summary Of Other Intangible Assets

	Useful Life Range	Weighted Average Life
Other intangible assets	1-40 years	15 years